UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/00

Check here if Amendment [  ]  ; Amendment Number:
This Amendment:         [  ]  is a restatement
                        [  ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Sequoia Partners (CF)
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas F. Stephenson
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Thomas F. Stephenson       Menlo Park, California    02/02/01
--------------------       ----------------------    --------

Report Type:

[ X ]  13F HOLDINGS REPORT
[   ]  13F NOTICE
[   ]  13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              1
Form 13F Information Table Value Total:         $4,248
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                          Sequoia Partners (CF)
                                                      Form 13F Information Table
                                                             As of 12/31/00




                                                                                                                Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other    -------------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers  Sole        Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------  -------------------------
MEDICALOGIC INC              COMMON      584642102      4,248        1,836,964  SH        SOLE             1,836,964

